Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Term	12 years 3 months
Operating cash flows for operating leases	$ 245.0
LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Operating cash flows for operating leases	$ 79.5	$ 55.5	$ 42.3
Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Leases, remaining lease term	12 years 3 months
Studio Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Lease not yet commenced, total minimum lease payments	$ 245.0
Studio Facility | Maximum
Lessee, Lease, Description [Line Items]
Lease not yet commenced, term (in years)	12 years 3 months
Lease not yet commenced, renewal term (in years)	12 years
Studio Facility | Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Lease not yet commenced, term (in years)	12 years 3 months
Lease not yet commenced, renewal term (in years)	12 years
Studio Facility | Minimum
Lessee, Lease, Description [Line Items]
Lease not yet commenced, renewal term (in years)	10 years
Studio Facility | Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Lessee, Lease, Description [Line Items]
Lease not yet commenced, renewal term (in years)	10 years